Accumulated Deficit During Development Stage (Tables)	12 Months Ended
Jun. 30, 2023
Accumulated Deficit During Development Stage Table [abstract]
Schedule of Accumulated Deficit During Development Stage
	Years Ended June 30,
	2023	2022	2021

Balance at beginning of year	181,884,388	169,728,414	154,419,061
Net loss for the year	13,806,515	12,847,061	15,309,353
Reclassify expired options from reserves	(560,014)	(240,310)	-
Reclassify forfeited options from reserves	-	(450,777)	-

Balance at end of year	195,130,889	181,884,388	169,728,414